Subsequent Events (Details Narrative) - USD ($)		Apr. 09, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock par value	[1]		$ 0.005	$ 0.005	$ 0.005
Subsequent Event [Member] | Subscription Agreements [Member] | Three Accredited Investors [Member]
Number of shares issued		2,000,000
Stock par value		$ 0.001
Shares issued price per share		$ 0.40
Proceeds from issuance of stock		$ 800,000

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.